                                              Rule 497(d)
                                              Reg. No. 33-62594



                       National Municipal Trust Series 161


                Supplement to Prospectus dated July 2, 2001

Effective July 1, 2001, Prudential Investment Management Services LLC has replaced Prudential Securities Incorporated as Sponsor of the Trust.